FINANCE RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2024
FINANCE RECEIVABLES, NET
Schedule of finance receivables

	March 31,	March 31,
	2024	2023
Gross receivables	$216,648	$341,910
Unearned income	(13,083)	(23,430)
Subtotal	203,565	318,480
Provision for credit loss	(6,040)	(34,191)
Finance receivables, net	197,525	284,289
Less: finance receivables, net – current	(100,564)	(141,275)
Finance receivables, net – non-current	$96,961	$143,014

Schedule of future minimum lease receivables

As of March 31,2024, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:

Lease
Receivable
2025	$107,647
2026	64,833
2027	25,804
2028	18,058
2029 and thereafter	306
Total	$216,648